UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22902

First Trust New Opportunities MLP & Energy Fund
(Exact name of registrant as specified in charter)

10 Westport Road, Suite C101a

Wilton, CT 06897
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 81.8%
	Chemicals – 0.3%
27,800	Westlake Chemical Partners, L.P. (a)	$735,310
	Gas Utilities – 5.4%
295,952	AmeriGas Partners, L.P. (a)	12,734,814
90,000	Suburban Propane Partners, L.P. (a)	2,140,200
		14,875,014
	Independent Power and Renewable Electricity Producers – 3.8%
13,100	Brookfield Renewable Partners, L.P. (CAD) (a)	397,577
213,960	NextEra Energy Partners, L.P. (a) (b)	10,071,097
		10,468,674
	Oil, Gas & Consumable Fuels – 72.3%
541,980	Alliance Resource Partners, L.P. (a)	11,042,843
127,741	BP Midstream Partners, L.P. (a)	2,649,348
73,700	Buckeye Partners, L.P. (c)	2,556,653
37,700	Dominion Energy Midstream Partners, L.P. (a)	580,580
2,134,803	Enbridge Energy Partners, L.P. (a)	23,995,186
340,100	Energy Transfer Equity, L.P. (a)	6,193,221
292,000	Energy Transfer Partners, L.P. (c)	6,120,320
1,357,164	Enterprise Products Partners, L.P. (a) (c)	39,357,756
116,200	EQT Midstream Partners, L.P. (a)	5,948,278
548,117	Holly Energy Partners, L.P. (a)	16,980,665
263,665	Magellan Midstream Partners, L.P. (a)	18,920,600
102,000	MPLX, L.P. (a)	3,715,860
94,600	Phillips 66 Partners, L.P. (a)	5,075,290
331,000	Plains All American Pipeline, L.P. (c)	8,202,180
155,900	Shell Midstream Partners, L.P. (a)	3,538,930
212,861	Spectra Energy Partners, L.P. (a)	7,869,471
539,256	TC PipeLines, L.P. (a)	16,954,209
55,000	TransMontaigne Partners, L.P. (a)	2,169,750
25,000	Valero Energy Partners, L.P. (c)	979,000
49,000	Western Gas Equity Partners, L.P. (a)	1,801,730
35,700	Western Gas Partners, L.P. (a)	1,825,341
238,472	Williams Partners, L.P. (c)	10,738,394
		197,215,605
	Total Master Limited Partnerships	223,294,603
	(Cost $217,128,426)
COMMON STOCKS – 50.4%
	Electric Utilities – 12.8%
68,500	American Electric Power Co., Inc. (c)	4,873,090
27,800	Duke Energy Corp. (a)	2,269,036
77,000	Emera, Inc. (CAD) (a)	2,494,946
35,300	Eversource Energy (c)	2,143,416
279,003	Exelon Corp. (c)	11,857,627
14,725	Hydro One Ltd. (CAD) (a) (d)	215,071
17,500	NextEra Energy, Inc. (c)	2,931,950
134,500	PPL Corp. (c)	3,869,565
65,843	Southern (The) Co. (a) (c)	3,199,970
24,465	Xcel Energy, Inc.	1,146,430
		35,001,101
	Gas Utilities – 0.9%
44,008	UGI Corp.	2,338,585
See Notes to Portfolio of Investments

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities – 6.6%
38,401	CMS Energy Corp. (a)	$1,856,304
108,341	National Grid PLC, ADR (a)	5,859,081
125,281	Public Service Enterprise Group, Inc. (c)	6,459,489
15,000	Sempra Energy	1,733,850
33,000	WEC Energy Group, Inc.	2,190,210
		18,098,934
	Oil, Gas & Consumable Fuels – 30.1%
210,701	Enbridge Income Fund Holdings, Inc. (CAD) (a)	5,277,041
131,000	EQT Corp. (c)	6,508,080
208,300	Inter Pipeline, Ltd. (CAD) (a)	3,971,126
73,804	Keyera Corp. (CAD) (a)	2,136,648
1,165,928	Kinder Morgan, Inc. (a) (c)	20,730,200
85,061	ONEOK, Inc.	5,991,697
463,600	TransCanada Corp. (c)	20,838,820
564,300	Williams (The) Cos., Inc. (c)	16,787,925
		82,241,537
	Total Common Stocks	137,680,157
	(Cost $131,554,753)
REAL ESTATE INVESTMENT TRUSTS – 0.3%
	Equity Real Estate Investment Trusts – 0.3%
14,318	CorEnergy Infrastructure Trust, Inc. (a)	544,514
7,336	InfraREIT, Inc. (a)	153,689
	Total Real Estate Investment Trusts	698,203
	(Cost $565,622)
	Total Investments – 132.5%	361,672,963
	(Cost $349,248,801) (e)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (1.0)%
325	American Electric Power Co., Inc.	$2,312,050	$70.00	Aug 2018	(47,775)
300	American Electric Power Co., Inc.	2,134,200	72.50	Aug 2018	(6,000)
60	American Electric Power Co., Inc.	426,840	72.50	Sep 2018	(5,280)
737	Buckeye Partners, L.P.	2,556,653	40.00	Aug 2018	(737)
1,400	Energy Transfer Partners, L.P.	2,934,400	20.00	Aug 2018	(140,000)
1,200	Energy Transfer Partners, L.P.	2,515,200	20.00	Sep 2018	(144,000)
320	Energy Transfer Partners, L.P.	670,720	22.00	Oct 2018	(12,800)
2,700	Enterprise Products Partners, L.P.	7,830,000	30.00	Sep 2018	(94,500)
1,190	EQT Corp. (f)	5,911,920	60.00	Aug 2018	(5,950)
120	EQT Corp.	596,160	60.00	Sep 2018	(2,100)
155	Eversource Energy	941,160	60.00	Aug 2018	(23,250)
168	Eversource Energy	1,020,096	65.00	Oct 2018	(4,200)
1,569	Exelon Corp.	6,668,250	44.00	Aug 2018	(15,690)
471	Exelon Corp.	2,001,750	44.00	Oct 2018	(23,550)
2,000	Kinder Morgan, Inc.	3,556,000	18.00	Aug 2018	(42,000)
5,000	Kinder Morgan, Inc.	8,890,000	18.00	Sep 2018	(215,000)
2,180	Kinder Morgan, Inc.	3,876,040	19.00	Oct 2018	(54,500)
175	NextEra Energy, Inc.	2,931,950	175.00	Sep 2018	(18,900)
1,700	Plains All American Pipeline, L.P.	4,212,600	25.00	Aug 2018	(110,500)
700	Plains All American Pipeline, L.P.	1,734,600	25.00	Sep 2018	(68,600)
130	PPL Corp.	374,010	30.00	Sep 2018	(4,420)
1,215	PPL Corp.	3,495,555	30.00	Oct 2018	(36,450)
See Notes to Portfolio of Investments

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
1,132	Public Service Enterprise Group, Inc.	$5,836,592	$55.00	Sep 2018	$(22,640)
600	Southern (The) Co.	2,916,000	45.00	Aug 2018	(216,000)
10	Southern (The) Co.	48,600	47.00	Aug 2018	(1,820)
4,100	TransCanada Corp.	18,429,500	45.00	Aug 2018	(307,500)
230	Valero Energy Partners, L.P.	900,680	40.00	Aug 2018	(11,500)
3,000	Williams (The) Cos., Inc.	8,925,000	29.00	Aug 2018	(351,000)
800	Williams (The) Cos., Inc.	2,380,000	31.00	Sep 2018	(32,800)
14	Williams Partners, L.P.	63,042	37.50	Sep 2018	(10,416)
2,140	Williams Partners, L.P.	9,636,420	42.50	Sep 2018	(567,100)
230	Williams Partners, L.P.	1,035,690	47.50	Dec 2018	(20,700)
	Total Call Options Written				(2,617,678)
	(Premiums received $1,473,136)

Outstanding Loan – (31.7)%	(86,500,000)
Net Other Assets and Liabilities – 0.2%	406,802
Net Assets – 100.0%	$272,962,087

(a)	All or a portion of this security serves as collateral on the outstanding loans.
(b)	NextEra Energy Partners, L.P. is taxed as a “C” corporation for federal income tax purposes.
(c)	All or a portion of these securities’ positions represent covers for outstanding options written.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for federal income tax purposes was $299,120,883. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $71,383,800 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,449,398. The net unrealized appreciation was $59,934,402. The amounts presented are inclusive of derivative contracts.
(f)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2018, investments noted as such are valued at $(5,950) or (0.0)% of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.
See Notes to Portfolio of Investments

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 223,294,603	$ 223,294,603	$ —	$ —
Common Stocks*	137,680,157	137,680,157	—	—
Real Estate Investment Trusts*	698,203	698,203	—	—
Total Investments	$ 361,672,963	$ 361,672,963	$—	$—
LIABILITIES TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (2,617,678)	$ (2,529,288)	$ (88,390)	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust New Opportunities MLP & Energy Fund (FPL)
July 31, 2018 (Unaudited)
1. Organization
First Trust New Opportunities MLP & Energy Fund (the “Fund”) is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on October 15, 2013, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FPL on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, deferred income taxes and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, master limited partnerships (“MLPs”), and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;

Notes to Portfolio of Investments (Continued)
First Trust New Opportunities MLP & Energy Fund (FPL)
July 31, 2018 (Unaudited)
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options (“options”) on all or a portion of the common stocks and MLPs held in the Fund’s portfolio as determined to be appropriate by Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”). The number of options the Fund can write (sell) is limited by the amount of common stocks and MLPs the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options the Fund writes (sells) will either be exercised, expire or be canceled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of

Notes to Portfolio of Investments (Continued)
First Trust New Opportunities MLP & Energy Fund (FPL)
July 31, 2018 (Unaudited)
the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.
The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
C. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
3. Derivative Transactions
During the fiscal year-to-date period (November 1, 2017 through July 31, 2018), the premiums for written options opened were $4,691,672, and the premiums for written options closed, exercised and expired were $5,029,702.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust New Opportunities MLP & Energy Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 27, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 27, 2018

* Print the name and title of each signing officer under his or her signature.